Long-Term Debt	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-Term Debt

12. Long-Term Debt

On June 9, 2022, we issued $26.9 million in aggregate principal amount of 7.25% notes due on June 30, 2027 (the GEGGL Notes), which included $1.9 million of GEGGL Notes issued in connection with the partial exercise of the underwriters’ over-allotment option. The GEGGL Notes are unsecured obligations and rank: (i) pari passu, or equal, with the Convertible Notes (as defined below) and any future outstanding unsecured unsubordinated indebtedness; (ii) senior to any of our indebtedness that expressly provides it is subordinated to the GEGGL Notes; (iii) effectively subordinated to any future secured indebtedness; and (iv) structurally subordinated to any future indebtedness and other obligations of any of our current and future subsidiaries. We pay interest on the GEGGL Notes on March 31, June 30, September 30 and December 31 of each year. The GEGGL Notes can be called on, or after, June 30, 2024. Holders of the GEGGL Notes do not have the option to have the notes repaid prior to the stated maturity date. The GEGGL Notes were issued in minimum denominations of $25 and integral multiples of $25 in excess thereof.

The Company’s long-term debt is summarized in the following table:

(in thousands)	June 30, 2025	June 30, 2024
GEGGL Notes	$26,945	$26,945
Total principal	$26,945	$26,945
Unamortized debt discounts and issuance costs	(572)	(855)
Long-term debt	26,373	26,090

Deferred financing costs are amortized to interest expense on a straight-line basis over the five-year term of the loan. During the years ended June 30, 2025 and 2024, the Company incurred interest expense of $2.2 million and $2.2 million, respectively, attributed to its long-term debt. See Note 13 - Convertible Notes for interest expense on Convertible Notes.

The GEGGL Notes include covenants that limit additional indebtedness or the payment of dividends subject to compliance with a net consolidated debt to equity ratio of 2:1. As of June 30, 2025, our net consolidated debt to equity ratio is 0.45:1.00. The fair value of the GEGGL Notes as of June 30, 2025 was 25.3 million.